The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers
Opening balance		R$ 28,619,018	R$ 29,757,140
Amount renegotiated		33,667,170	28,506,866
Amount received/Others	[1]	(21,836,142)	(24,768,774)
Write-offs		(6,096,557)	(4,876,214)
Closing balance		34,353,489	28,619,018
Expected loss on loans and advances		(13,876,069)	(10,983,519)
Total renegotiated loans and advances to customers, net of impairment at the end of the year		R$ 20,477,420	R$ 17,635,499
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio		40.40%	38.40%
Total renegotiated loans and advances as a percentage of the total loan portfolio		5.20%	4.70%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment		5.60%	5.00%

[1]	Includes the settlement of renegotiated contracts through new operations.